Other Commitments and Contingencies and Derivatives - Loan Commitments Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Total loan commitments outstanding	$ 613,589	$ 439,284
Construction [Member] | Unadvanced Portion of Existing Loans [Member]
Loss Contingencies [Line Items]
Total loan commitments outstanding	239,977	166,482
Construction [Member] | Commitments to Originate [Member]
Loss Contingencies [Line Items]
Total loan commitments outstanding	83,439	83,078
Home Equity Line of Credit [Member] | Unadvanced Portion of Existing Loans [Member]
Loss Contingencies [Line Items]
Total loan commitments outstanding	37,422	39,698
Other Lines and Letters of Credit [Member] | Unadvanced Portion of Existing Loans [Member]
Loss Contingencies [Line Items]
Total loan commitments outstanding	104,956	56,174
One-to Four-Family [Member] | Commitments to Originate [Member]
Loss Contingencies [Line Items]
Total loan commitments outstanding	11,592	17,752
Commercial Real Estate [Member] | Commitments to Originate [Member]
Loss Contingencies [Line Items]
Total loan commitments outstanding	92,526	51,540
Commercial Business Loans [Member] | Commitments to Originate [Member]
Loss Contingencies [Line Items]
Total loan commitments outstanding	39,928	24,355
Other Loans [Member] | Commitments to Originate [Member]
Loss Contingencies [Line Items]
Total loan commitments outstanding	$ 3,749	$ 205